Condensed Interim Consolidated Balance Sheets (unaudited) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 17,285	$ 11,917
Marketable securities	13,477	16,263
Accounts receivable:
Trade (net of provision for doubtful accounts of US$ 20 thousands as of June 30, 2017 and December 31, 2016)	33,465	27,722
Other	6,707	3,113
Inventories	51,359	44,280
Total current assets	122,293	103,295
Marketable securities		7,769
Assets held for employees' severance benefits	1,594	1,436
Deferred tax assets	1,556	1,537
Property, plant and equipment ("PPE"), net	4,242	3,915
Intangible assets, net	1,975	2,924
Goodwill	25,561	25,561
Total assets	157,221	146,437
Current liabilities
Trade accounts payable	19,196	10,480
Other accounts payable and accrued expenses	8,039	7,484
Total current liabilities	27,235	17,964
Long-term liability
Contingent consideration	4,760	4,642
Liability for employees' severance benefits	2,722	2,439
Total liabilities	34,717	25,045
Shareholders' equity
Ordinary shares and additional paid-in capital	48,559	46,855
Treasury shares	(38)	(38)
Retained earnings	73,983	74,575
Total shareholders' equity	122,504	121,392
Total liabilities and shareholders' equity	$ 157,221	$ 146,437